JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, MA 02210

February 12, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”)

File Nos. 2-94157; 811-04146

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 112 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 113 to its Registration Statement under the 1940 Act (“Amendment No. 112”).

The Amendment No. 112 is being filed under paragraph (a) of Rule 485 for the purpose of changing the investment policies of the funds to those of a government money market fund as defined under Rule 2a-7 under the 1940 Act.

An additional amendment to the Trust’s registration statement will be filed on or before the effective date of Amendment No. 112 to include the Trust’s December 31, 2015 audited financial statements and to make other nonmaterial changes.

If you have any questions, please call the undersigned at 617-663-2166.

Sincerely,

/s/ Betsy Anne Seel

Betsy Anne Seel

Senior Counsel and Assistant Secretary